Financial risk management - Financial instruments at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments at fair value
Total long-term debt	$ 4,549,575	$ 4,593,223	$ 4,644,387
Fair Value
Financial Instruments at fair value
Total long-term debt	4,517,336	4,326,267	4,465,684
Book Value
Financial Instruments at fair value
Total long-term debt	4,594,575	4,593,223	4,644,387
Level 1 | Fair Value
Financial Instruments at fair value
Total long-term debt	4,371,570	4,129,695	4,246,875
Level 2 | Fair Value
Financial Instruments at fair value
Total long-term debt	$ 145,766	$ 196,572	$ 218,809